Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Alight, Inc. / Delaware
Entity Central Index Key	0001809104
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false